BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS

January 31, 2024 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (102.5%)
	Alabama (0.6%)
$2,000,000	Black Belt Energy Gas District, Revenue Bonds[1,2]	06/01/49	5.500%	$2,141,957
3,375,000	Industrial Development Board of the City of Mobile Alabama, Revenue Bonds[1,2]	06/01/34	3.920	3,405,541
	Total Alabama			5,547,498

	Arizona (3.3%)
4,555,000	Chandler Industrial Development Authority, Revenue Bonds[1,2]	12/01/37	4.100	4,606,429
3,000,000	County of Yavapai Industrial Development Authority, Revenue Bonds	06/01/27	1.300	2,684,564
3,800,000	Salt Verde Financial Corp., Revenue Bonds	12/01/28	5.250	4,012,783
4,745,000	Salt Verde Financial Corp., Revenue Bonds	12/01/32	5.000	5,073,195
11,000,000	Salt Verde Financial Corp., Revenue Bonds	12/01/37	5.000	11,957,035
	Total Arizona			28,334,006

	Arkansas (0.4%)
1,000,000	County of Pulaski, Revenue Bonds	03/01/40	5.000	1,100,063
1,000,000	County of Pulaski, Revenue Bonds	03/01/41	5.000	1,094,629
1,000,000	County of Pulaski, Revenue Bonds	03/01/42	5.000	1,087,749
	Total Arkansas			3,282,441

	California (10.6%)
10,050,000	Allan Hancock Joint Community College District, General Obligation Bonds[3]	08/01/42	0.000	8,484,271
3,320,000	Anaheim Public Financing Authority, Revenue Bonds, AGM[3]	09/01/30	0.000	2,703,886
1,000,000	Antelope Valley Community College District, General Obligation Bonds[3]	08/01/34	0.000	693,325
1,000,000	Antelope Valley Community College District, General Obligation Bonds[3]	08/01/36	0.000	614,339
1,000,000	Antelope Valley Community College District, General Obligation Bonds[3]	08/01/38	0.000	541,269
11,100,000	California Health Facilities Financing Authority, Revenue Bonds[2,4]	02/01/24	3.500	11,100,000
400,000	California Public Finance Authority, Revenue Bonds[2,4]	02/01/24	3.600	400,000
1,000,000	Chaffey Joint Union High School District, General Obligation Bonds[3]	08/01/39	0.000	514,465
1,500,000	Chaffey Joint Union High School District, General Obligation Bonds[3]	08/01/40	0.000	727,154
1,000,000	Chaffey Joint Union High School District, General Obligation Bonds[3]	08/01/42	0.000	434,982
1,785,000	Chaffey Joint Union High School District, General Obligation Bonds[3]	08/01/43	0.000	734,837
1,000,000	Chaffey Joint Union High School District, General Obligation Bonds[3]	08/01/44	0.000	390,204
1,450,000	Chino Valley Unified School District, General Obligation Bonds[3]	08/01/34	0.000	999,731
2,200,000	Chino Valley Unified School District, General Obligation Bonds[3]	08/01/35	0.000	1,443,925
5,710,000	Lake Tahoe Unified School District, General Obligation Bonds, AGM[3]	08/01/45	0.000	4,766,910
1,000,000	Long Beach Bond Finance Authority, Revenue Bonds (3-Month CME Term SOFR + 1.450%)[2]	11/15/27	5.230	992,745
2,000,000	Los Alamitos Unified School District, Certificate Participation[3]	08/01/42	0.000	2,233,691
12,100,000	Modesto Irrigation District, Revenue Bonds, NPFG (3-Month CME Term SOFR + 0.630%)[2]	09/01/37	4.408	11,358,323
7,100,000	Mount San Antonio Community College District, General Obligation Bonds[3]	08/01/43	0.000	7,043,079
7,030,000	Northern California Gas Authority No 1, Revenue Bonds (3-Month CME Term SOFR + 0.720%)[2]	07/01/27	4.466	6,911,208

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2024 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
	California (continued)
$1,200,000	Rialto Unified School District, General Obligation Bonds, BAM[3]	08/01/40	0.000%	$577,953
1,430,000	Rialto Unified School District, General Obligation Bonds, BAM[3]	08/01/42	0.000	613,623
6,300,000	Rio Hondo Community College District, General Obligation Bonds[3]	08/01/36	0.000	4,096,043
13,000,000	Rio Hondo Community College District, General Obligation Bonds[3]	08/01/43	0.000	5,309,217
4,350,000	Rio Hondo Community College District, General Obligation Bonds[3]	08/01/44	0.000	1,679,375
1,035,000	Roseville Joint Union High School District, General Obligation Bonds[3]	08/01/33	0.000	720,069
6,375,000	Sacramento County Water Financing Authority, Revenue Bonds, NPFG (3-Month CME Term SOFR + 0.570%)[2]	06/01/39	4.348	5,722,130
3,850,000	San Diego County Regional Airport Authority, Revenue Bonds	07/01/36	5.250	4,433,832
3,510,000	San Mateo Union High School District, General Obligation Bonds[3]	09/01/41	0.000	3,656,449
1,075,000	Santa Rita Union School District, General Obligation Bonds, AGM[3]	08/01/33	0.000	781,082
1,040,000	Windsor Unified School District, General Obligation Bonds[3]	08/01/33	0.000	745,449
	Total California			91,423,566

	Colorado (2.8%)
3,275,000	City & County of Denver Airport System Revenue, Revenue Bonds	11/15/34	5.250	3,824,291
2,000,000	City & County of Denver Airport System Revenue, Revenue Bonds	11/15/35	5.250	2,322,152
790,000	City & County of Denver Airport System Revenue, Revenue Bonds	11/15/36	5.250	909,086
3,000,000	City & County of Denver Airport System Revenue, Revenue Bonds	11/15/36	5.750	3,717,646
650,000	City & County of Denver Airport System Revenue, Revenue Bonds	11/15/37	5.500	757,445
8,400,000	Colorado Health Facilities Authority, Revenue Bonds[2,4]	02/01/24	3.550	8,400,000
528,387	Colorado Housing & Finance Authority, Revenue Bonds, GNMA	11/01/48	4.200	521,864
3,700,000	E-470 Public Highway Authority, Revenue Bonds, NPFG[3]	09/01/35	0.000	2,157,076
1,450,000	E-470 Public Highway Authority, Revenue Bonds (SOFR + 0.350%)[2]	09/01/39	3.908	1,446,650
	Total Colorado			24,056,210

	Connecticut (2.6%)
165,000	Connecticut Housing Finance Authority, Revenue Bonds	05/15/30	2.000	146,882
450,000	Connecticut Housing Finance Authority, Revenue Bonds	11/15/30	2.050	402,102
400,000	Connecticut Housing Finance Authority, Revenue Bonds	05/15/31	2.100	343,733
1,865,000	Connecticut Housing Finance Authority, Revenue Bonds, FHLMC, FNMA, GNMA	05/15/42	4.250	1,867,897
3,500,000	Connecticut Housing Finance Authority, Revenue Bonds	05/15/54	6.250	3,836,924
3,800,000	Connecticut State Health & Educational Facilities Authority, Revenue Bonds[1,2]	07/01/35	0.375	3,730,423
10,700,000	Connecticut State Health & Educational Facilities Authority, Revenue Bonds[1,2]	07/01/49	1.100	10,406,381
1,375,000	Connecticut State Health & Educational Facilities Authority, Revenue Bonds[1,2]	07/01/49	1.800	1,361,468
	Total Connecticut			22,095,810

	District of Columbia (2.9%)
5,665,000	District of Columbia, Revenue Bonds	07/15/40	5.000	5,775,466
6,500,000	District of Columbia Income Tax Revenue, Revenue Bonds[5]	10/01/34	5.000	7,937,172
5,000,000	Metropolitan Washington Airports Authority Aviation Revenue, Revenue Bonds	10/01/30	5.000	5,032,967

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2024 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
	District of Columbia (continued)
$2,840,000	Metropolitan Washington Airports Authority Aviation Revenue, Revenue Bonds	10/01/31	5.000%	$2,933,832
1,170,000	Metropolitan Washington Airports Authority Aviation Revenue, Revenue Bonds	10/01/34	5.000	1,269,978
2,085,000	Metropolitan Washington Airports Authority Aviation Revenue, Revenue Bonds	10/01/37	5.000	2,304,390
	Total District of Columbia			25,253,805

	Florida (3.5%)
7,500,000	City of South Miami Health Facilities Authority, Inc., Revenue Bonds	08/15/42	5.000	7,702,692
1,845,000	County of Broward Airport System Revenue, Revenue Bonds	10/01/27	5.000	1,953,385
3,050,000	County of Broward Airport System Revenue, Revenue Bonds	10/01/31	5.000	3,301,889
2,965,000	Florida Housing Finance Corp., Revenue Bonds, FHLMC, FNMA, GNMA	01/01/54	5.500	3,113,814
1,920,000	Greater Orlando Aviation Authority, Revenue Bonds	10/01/32	5.000	2,147,763
2,500,000	Greater Orlando Aviation Authority, Revenue Bonds	10/01/36	5.000	2,685,967
5,850,000	Greater Orlando Aviation Authority, Revenue Bonds	10/01/36	5.000	6,084,009
3,275,000	Greater Orlando Aviation Authority, Revenue Bonds	10/01/38	5.000	3,481,848
	Total Florida			30,471,367

	Georgia (2.5%)
5,060,000	Development Authority of Burke County, Revenue Bonds[1,2]	01/01/40	1.500	4,869,847
2,800,000	Development Authority of Burke County, Revenue Bonds[1,2]	11/01/45	3.250	2,771,705
780,000	Development Authority of Burke County, Revenue Bonds[1,2]	12/01/49	1.700	766,770
7,500,000	Main Street Natural Gas, Inc., Revenue Bonds[1,2]	12/01/53	5.000	8,021,332
1,750,000	Monroe County Development Authority, Revenue Bonds	07/01/25	2.250	1,694,616
3,935,000	Monroe County Development Authority, Revenue Bonds[1,2]	01/01/39	1.500	3,787,124
	Total Georgia			21,911,394

	Illinois (5.5%)
300,000	Illinois Finance Authority, Revenue Bonds[2,4]	02/01/24	3.150	300,000
16,900,000	Illinois Finance Authority, Revenue Bonds[2,4]	02/01/24	3.650	16,900,000
4,595,000	Illinois Finance Authority, Revenue Bonds	02/15/36	5.000	4,771,488
3,470,000	Illinois Finance Authority, Revenue Bonds	08/15/36	4.000	3,587,166
2,000,000	Illinois Housing Development Authority, Revenue Bonds, FHLMC, FNMA, GNMA	10/01/52	5.250	2,084,540
2,935,000	Illinois Housing Development Authority, Revenue Bonds, FHLMC, FNMA, GNMA	10/01/52	6.250	3,164,633
5,760,000	Illinois Housing Development Authority, Revenue Bonds, FHLMC, FNMA, GNMA	04/01/53	5.250	6,107,039
5,000,000	Illinois Housing Development Authority, Revenue Bonds, FHLMC, FNMA, GNMA	10/01/53	6.250	5,588,685
4,950,000	Illinois Housing Development Authority, Revenue Bonds, FHLMC, FNMA, GNMA	04/01/54	6.250	5,445,465
	Total Illinois			47,949,016

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2024 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
	Indiana
$3,000,000	Indiana Finance Authority, Revenue Bonds	11/01/43	5.000%	$3,126,399
6,650,000	Indiana Housing & Community Development Authority, Revenue Bonds, FHLMC, FNMA, GNMA	07/01/52	4.750	6,816,726
	Total Indiana			9,943,125

	Iowa (0.8%)
500,000	Iowa Finance Authority, Revenue Bonds[2,4]	02/01/24	3.700	500,000
120,000	Iowa Finance Authority, Revenue Bonds, FHLMC, FNMA, GNMA	07/01/46	4.000	119,689
570,000	Iowa Finance Authority, Revenue Bonds, FHLMC, FNMA, GNMA	01/01/49	3.500	559,316
5,105,000	Iowa Finance Authority, Revenue Bonds, FHLMC, FNMA, GNMA	07/01/53	6.250	5,604,817
	Total Iowa			6,783,822

	Kentucky (3.3%)
5,000,000	County of Trimble, Revenue Bonds	11/01/27	1.350	4,554,757
3,725,000	County of Trimble, Revenue Bonds[1,2]	06/01/54	4.700	3,775,414
5,000,000	Kentucky Housing Corp., Revenue Bonds, FHLMC, FNMA, GNMA	07/01/54	6.250	5,602,704
7,355,000	Kentucky Public Energy Authority, Revenue Bonds[1,2]	12/01/49	4.000	7,366,497
6,500,000	Kentucky Public Energy Authority, Revenue Bonds (SOFR + 1.200%)[2]	08/01/52	4.758	6,272,328
1,265,000	Louisville/Jefferson County Metropolitan Government, Revenue Bonds[1,2]	10/01/47	5.000	1,382,231
	Total Kentucky			28,953,931

	Louisiana (0.6%)
5,500,000	Louisiana Public Facilities Authority, Revenue Bonds, NPFG (3-Month CME Term SOFR + 0.700%)[2]	02/15/36	4.480	5,181,843
	Total Louisiana			5,181,843

	Massachusetts (0.1%)
370,000	Massachusetts Housing Finance Agency, Revenue Bonds	06/01/34	3.300	360,544
485,000	Massachusetts Housing Finance Agency, Revenue Bonds	12/01/36	3.450	467,289
	Total Massachusetts			827,833

	Michigan (0.0%)
40,000	Detroit City School District, General Obligation Bonds, BHAC, FGIC	05/01/25	5.250	40,659
	Total Michigan			40,659

	Minnesota (2.5%)
1,300,000	Duluth Independent School District No 709, General Obligation Bonds[3]	02/01/31	0.000	972,686
1,050,000	Duluth Independent School District No 709, General Obligation Bonds[3]	02/01/32	0.000	750,265
1,035,000	Duluth Independent School District No 709, General Obligation Bonds[3]	02/01/33	0.000	705,844
1,000,000	Minnesota Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	07/01/36	5.350	1,067,288
626,955	Minnesota Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	03/01/47	2.930	561,568
542,156	Minnesota Housing Finance Agency, Revenue Bonds, FHA, FHLMC, FNMA, GNMA	01/01/49	3.600	515,451
1,855,000	Minnesota Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	01/01/49	4.250	1,859,498

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2024 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
	Minnesota (continued)
$1,390,368	Minnesota Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	03/01/49	3.450%	$1,314,481
611,497	Minnesota Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	06/01/49	3.150	557,911
3,110,036	Minnesota Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	01/01/50	2.470	2,731,433
3,320,000	Minnesota Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	07/01/53	5.000	3,427,798
6,500,000	Minnesota Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	07/01/54	6.250	7,131,435
	Total Minnesota			21,595,658

	Mississippi (0.9%)
1,000,000	Mississippi Business Finance Corp., Revenue Bonds[1,2]	03/01/27	2.200	991,343
1,090,000	Mississippi State University Educational Building Corp., Revenue Bonds[5]	08/01/36	5.000	1,287,392
1,145,000	Mississippi State University Educational Building Corp., Revenue Bonds[5]	08/01/37	5.000	1,339,182
1,000,000	Mississippi State University Educational Building Corp., Revenue Bonds[5]	08/01/38	5.000	1,142,202
1,265,000	Mississippi State University Educational Building Corp., Revenue Bonds[5]	08/01/39	5.000	1,455,319
1,325,000	Mississippi State University Educational Building Corp., Revenue Bonds[5]	08/01/40	5.000	1,513,531
	Total Mississippi			7,728,969

	Missouri (1.0%)
2,755,000	Missouri Housing Development Commission, Revenue Bonds, FHLMC, FNMA, GNMA	11/01/52	4.750	2,817,568
5,825,000	Missouri Housing Development Commission, Revenue Bonds, FHLMC, FNMA, GNMA	05/01/53	5.750	6,194,637
	Total Missouri			9,012,205

	Montana (0.3%)
580,000	Montana Board of Housing, Revenue Bonds	12/01/43	4.000	578,104
1,570,000	Montana Board of Housing, Revenue Bonds	12/01/52	5.000	1,615,592
	Total Montana			2,193,696

	Nebraska (2.1%)
14,150,000	Central Plains Energy Project, Revenue Bonds[1,2]	05/01/53	5.000	14,858,914
1,430,000	Nebraska Investment Finance Authority, Revenue Bonds, FHLMC, FNMA, GNMA	09/01/49	3.750	1,413,984
1,745,000	Nebraska Investment Finance Authority, Revenue Bonds, FHLMC, FNMA, GNMA	09/01/49	4.000	1,730,339
	Total Nebraska			18,003,237

	Nevada (0.2%)
2,000,000	County of Clark, Revenue Bonds[1,2]	01/01/36	3.750	1,997,071
	Total Nevada			1,997,071

	New Hampshire (0.1%)
1,000,000	New Hampshire Business Finance Authority, Revenue Bonds	08/01/24	3.125	995,975

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2024 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
	New Hampshire (continued)
$200,000	New Hampshire Health & Education Facilities Authority Act, Revenue Bonds[2,4]	02/01/24	3.350%	$200,000
	Total New Hampshire			1,195,975

	New Jersey (3.7%)
4,000,000	New Jersey Economic Development Authority, Revenue Bonds[5]	06/15/34	5.000	4,694,955
6,330,000	New Jersey Economic Development Authority, Revenue Bonds[5]	06/15/35	5.000	7,396,237
2,250,000	New Jersey Economic Development Authority, Revenue Bonds[5]	06/15/36	5.250	2,656,794
10,625,000	New Jersey Transportation Trust Fund Authority, Revenue Bonds[3]	12/15/31	0.000	8,138,735
3,535,000	New Jersey Transportation Trust Fund Authority, Revenue Bonds, AGM[3]	12/15/33	0.000	2,546,113
1,565,000	New Jersey Transportation Trust Fund Authority, Revenue Bonds[3]	12/15/34	0.000	1,072,235
5,120,000	New Jersey Transportation Trust Fund Authority, Revenue Bonds[3]	12/15/34	0.000	3,507,887
1,750,000	Township of Ewing, General Obligation Bonds	08/01/29	2.000	1,617,241
	Total New Jersey			31,630,197

	New Mexico (2.3%)
8,600,000	City of Farmington, Revenue Bonds	04/01/29	1.800	7,641,439
860,000	New Mexico Mortgage Finance Authority, Revenue Bonds, FHLMC, FNMA, GNMA	01/01/49	4.000	856,871
7,000,000	New Mexico Mortgage Finance Authority, Revenue Bonds, FHLMC, FNMA, GNMA	09/01/54	6.500	7,790,964
3,000,000	New Mexico Mortgage Finance Authority, Revenue Bonds, FHLMC, FNMA, GNMA[5]	03/01/55	5.750	3,259,497
	Total New Mexico			19,548,771

	New York (7.1%)
2,055,000	Metropolitan Transportation Authority, Revenue Bonds	11/15/32	5.000	2,097,933
4,395,000	Metropolitan Transportation Authority, Revenue Bonds[3]	11/15/33	0.000	3,126,191
8,680,000	Metropolitan Transportation Authority, Revenue Bonds (SOFR + 0.330%)[2]	11/01/35	3.888	8,675,181
3,165,000	Metropolitan Transportation Authority, Revenue Bonds	11/15/37	5.000	3,253,010
1,500,000	Metropolitan Transportation Authority, Revenue Bonds[1,2]	11/15/45	5.000	1,619,560
5,300,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds[2,4]	02/01/24	3.200	5,300,000
2,565,000	New York State Dormitory Authority, Revenue Bonds	07/01/38	4.000	2,702,677
8,000,000	Port Authority of New York & New Jersey, Revenue Bonds	07/15/26	5.000	8,006,503
5,000,000	Port Authority of New York & New Jersey, Revenue Bonds	09/01/30	5.000	5,026,166
5,655,000	Port Authority of New York & New Jersey, Revenue Bonds	10/15/32	5.000	5,690,626
1,320,000	Port Authority of New York & New Jersey, Revenue Bonds	10/15/34	5.000	1,475,294
1,500,000	Port Authority of New York & New Jersey, Revenue Bonds	07/15/35	5.000	1,645,105
1,395,000	Port Authority of New York & New Jersey, Revenue Bonds	08/01/36	5.000	1,553,331
1,165,000	Triborough Bridge & Tunnel Authority, Revenue Bonds[3]	11/15/35	0.000	750,232
6,500,000	Triborough Bridge & Tunnel Authority, Revenue Bonds[3]	11/15/36	0.000	3,974,933
6,875,000	Triborough Bridge & Tunnel Authority, Revenue Bonds[1,2]	05/15/45	2.000	6,827,562
	Total New York			61,724,304

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2024 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
	North Carolina (3.2%)
$5,000,000	Charlotte-Mecklenburg Hospital Authority, Revenue Bonds[2,4]	02/01/24	3.800%	$5,000,000
1,380,000	North Carolina Housing Finance Agency, Revenue Bonds	07/01/47	4.000	1,375,442
5,970,000	North Carolina Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	01/01/54	5.500	6,410,257
5,000,000	North Carolina Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA[5]	01/01/55	6.250	5,518,939
8,850,000	North Carolina Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	01/01/55	6.250	9,705,564
	Total North Carolina			28,010,202

	North Dakota (1.6%)
775,000	North Dakota Housing Finance Agency, Revenue Bonds	01/01/49	4.250	775,341
2,820,000	North Dakota Housing Finance Agency, Revenue Bonds	07/01/49	4.250	2,823,469
3,795,000	North Dakota Housing Finance Agency, Revenue Bonds	01/01/53	4.000	3,780,305
6,145,000	North Dakota Housing Finance Agency, Revenue Bonds	07/01/53	5.750	6,535,222
	Total North Dakota			13,914,337

	Ohio (0.9%)
7,350,000	Ohio Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	03/01/54	5.750	7,790,582
	Total Ohio			7,790,582

	Oklahoma (0.4%)
3,000,000	Oklahoma Housing Finance Agency, Revenue Bonds, FHLMC, FNMA,
	GNMA	03/01/54	6.000	3,312,538
	Total Oklahoma			3,312,538

	Oregon (5.6%)
3,150,000	Clackamas & Washington Counties School District No 3, General
	Obligation Bonds[3]	06/15/36	0.000	1,871,702
3,250,000	Clackamas County School District No 12 North Clackamas, General
	Obligation Bonds[3]	06/15/34	0.000	2,155,537
1,500,000	Lane County School District No 40 Creswell, General Obligation Bonds[3]	06/15/43	0.000	601,366
1,445,000	Multnomah & Clackamas Counties School District No 10JT Gresham-Barlow, General Obligation Bonds[3]	06/15/32	0.000	1,045,151
6,000,000	Multnomah & Clackamas Counties School District No 10JT Gresham-
	Barlow, General Obligation Bonds[3]	06/15/36	0.000	3,501,959
2,250,000	Multnomah County School District No 40, General Obligation Bonds[3]	06/15/38	0.000	1,245,399
21,000,000	Multnomah County School District No 40, General Obligation Bonds[3]	06/15/43	0.000	8,700,380
12,000,000	Multnomah County School District No 7 Reynolds, General Obligation
	Bonds[3]	06/15/35	0.000	7,366,952
2,000,000	Port of Portland Airport Revenue, Revenue Bonds	07/01/36	5.000	2,251,184
1,045,000	Salem-Keizer School District No 24J, General Obligation Bonds[3]	06/15/35	0.000	660,577
1,905,000	Tillamook Bay Community College District, General Obligation Bonds[3]	06/15/38	0.000	1,039,835
3,750,000	Washington & Multnomah Counties School District No 48J Beaverton,
	General Obligation Bonds[3]	06/15/31	0.000	2,874,354

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2024 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
	Oregon (continued)
$3,250,000	Washington & Multnomah Counties School District No 48J Beaverton, General Obligation Bonds[3]	06/15/34	0.000%	$2,168,313
2,000,000	Washington & Multnomah Counties School District No 48J Beaverton, General Obligation Bonds[3]	06/15/37	0.000	1,167,856
1,800,000	Washington & Multnomah Counties School District No 48J Beaverton, General Obligation Bonds[3]	06/15/41	0.000	831,235
1,500,000	Washington Clackamas & Yamhill Counties School District No 88J, General Obligation Bonds[3]	06/15/31	0.000	1,152,188
1,055,000	Washington Clackamas & Yamhill Counties School District No 88J, General Obligation Bonds[3]	06/15/33	0.000	741,080
3,330,000	Washington Clackamas & Yamhill Counties School District No 88J, General Obligation Bonds[3]	06/15/37	0.000	1,857,932
6,000,000	Washington Clackamas & Yamhill Counties School District No 88J, General Obligation Bonds[3]	06/15/39	0.000	3,027,587
4,800,000	Washington Clackamas & Yamhill Counties School District No 88J, General Obligation Bonds[3]	06/15/40	0.000	2,351,905
5,000,000	Washington Clackamas & Yamhill Counties School District No 88J, General Obligation Bonds[3]	06/15/41	0.000	2,287,350
	Total Oregon			48,899,842

	Pennsylvania (4.0%)
1,980,000	Allegheny County Airport Authority, Revenue Bonds, AGM	01/01/35	5.000	2,223,244
1,000,000	Allegheny County Airport Authority, Revenue Bonds, AGM	01/01/36	5.250	1,151,228
1,000,000	Allegheny County Airport Authority, Revenue Bonds, AGM	01/01/37	5.250	1,141,295
5,555,000	Bethlehem Area School District Authority, Revenue Bonds (SOFR + 0.350%)[2]	07/01/31	3.908	5,462,636
10,700,000	Pennsylvania Economic Development Financing Authority, Revenue Bonds[1,2]	08/01/37	0.580	10,480,714
10,000,000	Pennsylvania Turnpike Commission, Revenue Bonds[2,4]	02/07/24	4.700	10,000,000
2,500,000	School District of Philadelphia, General Obligation Bonds	09/01/34	5.000	2,584,172
1,470,000	School District of Philadelphia, General Obligation Bonds	09/01/36	4.000	1,500,224
	Total Pennsylvania			34,543,513

	South Carolina (0.7%)
850,000	South Carolina State Housing Finance & Development Authority, Revenue Bonds	07/01/34	2.650	774,615
2,985,000	South Carolina State Housing Finance & Development Authority, Revenue Bonds	01/01/54	5.750	3,247,091
2,000,000	South Carolina State Housing Finance & Development Authority, Revenue Bonds	01/01/54	6.000	2,213,680
	Total South Carolina			6,235,386

	South Dakota (2.0%)
40,000	South Dakota Housing Development Authority, Revenue Bonds	11/01/44	4.000	40,004
705,000	South Dakota Housing Development Authority, Revenue Bonds	11/01/45	4.000	703,153
1,795,000	South Dakota Housing Development Authority, Revenue Bonds	11/01/46	3.500	1,782,022

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2024 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
	South Dakota (continued)
$1,475,000	South Dakota Housing Development Authority, Revenue Bonds	11/01/48	4.500%	$1,484,297
2,295,000	South Dakota Housing Development Authority, Revenue Bonds	11/01/49	4.000	2,290,649
4,840,000	South Dakota Housing Development Authority, Revenue Bonds	05/01/53	5.000	4,987,182
5,580,000	South Dakota Housing Development Authority, Revenue Bonds, FHLMC, FNMA, GNMA	05/01/54	6.000	5,976,989
	Total South Dakota			17,264,296

	Tennessee (2.9%)
1,200,000	Metropolitan Nashville Airport Authority, Revenue Bonds	07/01/34	5.250	1,378,150
1,125,000	Metropolitan Nashville Airport Authority, Revenue Bonds	07/01/35	5.250	1,286,905
5,575,000	New Memphis Arena Public Building Authority, Revenue Bonds[3]	04/01/29	0.000	5,156,415
3,090,000	New Memphis Arena Public Building Authority, Revenue Bonds[3]	04/01/33	0.000	2,133,672
3,000,000	New Memphis Arena Public Building Authority, Revenue Bonds[3]	04/01/35	0.000	1,884,567
1,000,000	Tennessee Energy Acquisition Corp., Revenue Bonds	11/01/28	5.000	1,050,799
1,030,000	Tennessee Housing Development Agency, Revenue Bonds	01/01/43	4.000	1,026,854
895,000	Tennessee Housing Development Agency, Revenue Bonds	07/01/48	4.000	892,096
1,635,000	Tennessee Housing Development Agency, Revenue Bonds	07/01/49	4.250	1,635,933
2,920,000	Tennessee Housing Development Agency, Revenue Bonds	01/01/53	5.000	3,042,467
5,000,000	Tennessee Housing Development Agency, Revenue Bonds, FHLMC, FNMA, GNMA	01/01/54	6.250	5,479,567
	Total Tennessee			24,967,425

	Texas (12.1%)
1,800,000	City of Austin Airport System Revenue, Revenue Bonds	11/15/36	5.000	1,992,057
1,120,000	City of Houston Airport System Revenue, Revenue Bonds	07/01/24	5.000	1,125,297
1,170,000	City of Houston Airport System Revenue, Revenue Bonds	07/01/25	5.000	1,191,765
2,000,000	City of Houston Airport System Revenue, Revenue Bonds	07/01/31	5.000	2,191,132
3,355,000	City of Houston Airport System Revenue, Revenue Bonds, AGM	07/01/36	5.000	3,776,362
10,000,000	City of Houston Combined Utility System Revenue, Revenue Bonds[2,4]	02/07/24	4.830	10,000,000
3,640,000	Fort Bend Independent School District, General Obligation Bonds[1,2]	08/01/51	0.720	3,406,018
1,750,000	Goose Creek Consolidated Independent School District, General Obligation Bonds[1,2]	02/15/35	0.600	1,645,032
1,030,000	Little Elm Independent School District, General Obligation Bonds[1,2]	08/15/48	0.680	990,147
1,025,000	Love Field Airport Modernization Corp., Revenue Bonds	11/01/25	5.000	1,049,643
2,500,000	Love Field Airport Modernization Corp., Revenue Bonds	11/01/30	5.000	2,750,902
1,500,000	Love Field Airport Modernization Corp., Revenue Bonds	11/01/34	5.000	1,547,857
1,000,000	Love Field Airport Modernization Corp., Revenue Bonds	11/01/35	5.000	1,030,027
4,260,000	Medina Valley Independent School District, General Obligation Bonds[1,2]	02/15/51	0.820	3,993,381
3,850,000	State of Texas, General Obligation Bonds	08/01/30	4.125	3,830,710
520,000	Texas Department of Housing & Community Affairs, Revenue Bonds, GNMA	09/01/35	2.150	431,109
2,220,000	Texas Department of Housing & Community Affairs, Revenue Bonds, GNMA	07/01/37	2.150	1,847,376
8,711,355	Texas Department of Housing & Community Affairs, Revenue Bonds, FHLMC, FNMA, GNMA	09/01/47	2.835	7,619,520

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2024 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
	Texas (continued)
$1,665,000	Texas Department of Housing & Community Affairs, Revenue Bonds, GNMA	03/01/50	4.000%	$1,658,260
2,460,000	Texas Department of Housing & Community Affairs, Revenue Bonds, GNMA	01/01/53	5.750	2,633,203
3,435,000	Texas Department of Housing & Community Affairs, Revenue Bonds, GNMA	03/01/53	6.000	3,749,577
3,875,000	Texas Department of Housing & Community Affairs, Revenue Bonds, GNMA	03/01/54	6.000	4,286,870
9,135,000	Texas Municipal Gas Acquisition & Supply Corp. I, Revenue Bonds (3-Month CME Term SOFR + 0.700%)[2]	12/15/26	4.483	9,000,234
9,145,000	Texas Municipal Gas Acquisition & Supply Corp. I, Revenue Bonds	12/15/26	6.250	9,522,733
10,925,000	Texas Municipal Gas Acquisition & Supply Corp. II, Revenue Bonds (3- Month CME Term SOFR + 0.863%)[2]	09/15/27	4.417	10,723,098
9,975,000	Texas Municipal Gas Acquisition & Supply Corp. II, Revenue Bonds (3- Month CME Term SOFR + 1.045%)[2]	09/15/27	4.653	9,819,328
2,790,000	Texas Municipal Gas Acquisition & Supply Corp. II, Revenue Bonds (SIFMA Municipal Swap Index Yield + 0.550%)[2]	09/15/27	5.100	2,744,643
	Total Texas			104,556,281

	Utah (0.3%)
2,700,000	County of Utah, Revenue Bonds[2,4]	02/01/24	3.650	2,700,000
	Total Utah			2,700,000

	Virginia (1.7%)
2,750,000	Amelia County Industrial Development Authority, Revenue Bonds	04/01/27	1.450	2,486,250
8,700,000	Wise County Industrial Development Authority, Revenue Bonds[1,2]	10/01/40	0.750	8,108,189
3,700,000	York County Economic Development Authority, Revenue Bonds[1,2]	05/01/33	3.650	3,718,316
	Total Virginia			14,312,755

	Washington (2.3%)
1,590,000	Port of Seattle, Revenue Bonds	06/01/25	3.450	1,588,694
1,500,000	Port of Seattle, Revenue Bonds	06/01/26	3.600	1,498,557
3,750,000	Port of Seattle, Revenue Bonds	04/01/27	5.000	3,781,917
425,000	Port of Seattle, Revenue Bonds	06/01/27	3.750	425,003
5,050,000	Port of Seattle, Revenue Bonds	08/01/34	5.000	5,634,261
1,415,000	Port of Seattle, Revenue Bonds	08/01/35	5.000	1,571,455
3,000,000	Port of Seattle, Revenue Bonds	04/01/39	5.000	3,167,662
1,940,000	Washington Health Care Facilities Authority, Revenue Bonds[1,2]	10/01/42	4.000	1,956,256
45,000	Washington State Housing Finance Commission, Revenue Bonds, FHLMC, FNMA, GNMA	12/01/47	4.000	44,930
	Total Washington			19,668,735

	Wisconsin (3.3%)
4,025,000	County of Milwaukee Airport Revenue, Revenue Bonds	12/01/30	5.000	4,166,707
2,060,000	County of Milwaukee Airport Revenue, Revenue Bonds	12/01/31	5.000	2,132,025
5,345,000	Public Finance Authority, Revenue Bonds[1,2]	10/01/46	3.700	5,425,198

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2024 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
	Wisconsin (continued)
$12,400,000	Wisconsin Health & Educational Facilities Authority, Revenue Bonds[2,4]	02/01/24	3.600%	$12,400,000
4,950,000	Wisconsin Health & Educational Facilities Authority, Revenue Bonds	11/15/43	4.000	4,873,479
	Total Wisconsin			28,997,409

	Wyoming (0.7%)
2,395,000	Wyoming Community Development Authority, Revenue Bonds	12/01/34	3.500	2,395,721
1,545,000	Wyoming Community Development Authority, Revenue Bonds	12/01/48	4.000	1,540,770
875,000	Wyoming Community Development Authority, Revenue Bonds	12/01/49	3.750	869,289
1,105,000	Wyoming Community Development Authority, Revenue Bonds, FHLMC, FNMA, GNMA	06/01/50	3.000	1,075,907
	Total Wyoming			5,881,687

	Total Municipal Bonds (Identified cost $880,076,222)			887,741,397

TOTAL INVESTMENTS (Identified cost $880,076,222)[6]	102.5%	$887,741,397
LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS	(2.5)%	(22,022,269)
NET ASSETS	100.0%	$865,719,128

[1]	This variable rate security is based on a predetermined schedule and the rate at period end also represents the reference rate at period end.
[2]	Variable rate instrument. Interest rates change on specific dates (such as coupon or interest payment date). The yield shown represents the January 31, 2024 coupon or interest rate.
[3]	Security issued with zero coupon. Income is recognized through accretion of discount.
[4]	Variable rate demand note. The maturity date reflects the demand repayment dates. Interest rates change on specific dates (such as coupon or interest payment date). The yield shown represents the coupon or interest rate as of January 31, 2024.
[5]	Represent a security purchased on a when-issued basis.
[6]	The aggregate cost for federal income tax purposes is $880,076,222, the aggregate gross unrealized appreciation is $17,213,357 and the aggregate gross unrealized depreciation is $9,548,182, resulting in net unrealized appreciation of $7,665,175.

Abbreviations:
AGM	−	Assured Guaranty Municipal Corporation.
BAM	−	Build America Mutual.
BHAC	−	Berkshire Hathaway Assurance Corporation.
CME	−	Chicago Mercantile Exchange.
FGIC	−	Financial Guaranty Insurance Company.
FHA	−	Federal Housing Administration.
FHLMC	−	Federal Home Loan Mortgage Corporation.
FNMA	−	Federal National Mortgage Association.
GNMA	−	Government National Mortgage Association.
NPFG	−	National Public Finance Guarantee Corporation.
SIFMA	−	Securities Industry and Financial Markets Association.
SOFR	−	Secured Overnight Financing Rate.

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2024 (unaudited)

FAIR VALUE MEASUREMENTS

BBH Intermediate Municipal Bond Fund (the “Fund”) is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including, for example, the risk inherent in a particular valuation technique used to measure fair value, including the model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Authoritative guidance establishes three levels of the fair value hierarchy as follows:

—	Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities.

—	Level 2 – significant other observable inputs (including quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.).

—	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities).

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires judgment by the investment adviser. The investment adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the investment adviser’s perceived risk of that instrument.

Financial assets within Level 1 are based on quoted market prices in active markets. The Fund does not adjust the quoted price for these instruments.

Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include municipal bonds, investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-U.S. sovereign obligations and over-the-counter derivatives. As Level 2 financial assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Financial assets classified within Level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include private equity and certain corporate debt securities.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2024.

Investments, at value	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of January 31, 2024
Municipal Bonds*	$–	$887,741,397	$–	$887,741,397
Total Investment, at value	$–	$887,741,397	$–	$887,741,397

*	For geographical breakdown of municipal bond investments, refer to the Portfolio of Investments.

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2024 (unaudited)

Portfolio holdings are shown as of the date indicated. Since market conditions fluctuate suddenly and frequently, the portfolio holdings may change and this list is not indicative of future portfolio composition. These portfolio holdings are not intended to be and do not constitute recommendations that others buy, sell, or hold any of the securities listed.

For more complete information on the Fund, call 1-800-575-1265 for a prospectus or visit www.bbhfunds.com. You should consider the Fund's investment objectives, risks, charges, and expenses carefully before you invest. Information about these and other important subjects is in the Fund's prospectus, which you should read carefully before investing.

The BBH Funds are managed by a separately identifiable department within Brown Brothers Harriman & Co. Shares of the Fund are distributed by ALPS Distributors, Inc., located at 1290 Broadway, Suite 1000, Denver, CO 80203.